Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Preferred Stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	125,356,184	79,579,092
Common stock, shares outstanding	125,356,184	79,579,092
Series A Preferred stock, par value	$ 0.001	$ 0.001
Series A Preferred stock, shares authorized	5,000,000	5,000,000
Convertible Preferred Stock Series B
Preferred Stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	213,500	213,500
Preferred Stock, Shares Issued	53,491	0
Preferred Stock, Shares Outstanding	53,491	0
Preference Liquation, Value included in Noncontrolling interest	$ 534,910	$ 0
Convertible Preferred Stock Series C
Preferred Stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	100,000	100,000
Preferred Stock, Shares Issued	100,000	0
Preferred Stock, Shares Outstanding	56,081	0
Preference Liquation, Value included in Noncontrolling interest	560,810	0
Convertible Preferred Stock Series D
Preferred Stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	231,100	231,100
Preferred Stock, Shares Issued	136,051	136,051
Preferred Stock, Shares Outstanding	136,051	136,051
Preference Liquation, Value included in Noncontrolling interest	1,360,510	0
Convertible Preferred Stock Series E
Preferred Stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	140,000	140,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Convertible Preferred Stock, Series A
Preferred Stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	800,000	800,000
Preferred Stock, Shares Issued	59,484	59,484
Preferred Stock, Shares Outstanding	59,484	59,484
Preference Liquation, Value included in Noncontrolling interest	$ 1,072,361	$ 1,509,810